MATERIAL ACCOUNTING POLICIES - GOODWILL (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Goodwill	€ 785,182	€ 785,182